Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	8,278	$234,847
Aerovironment Inc.(a)	3,330	284,349
Axon Enterprise Inc.(a)(b)	7,914	994,711
BWX Technologies Inc.	17,112	973,331
Cubic Corp.	7,023	411,267
Curtiss-Wright Corp.	6,807	784,575
Hexcel Corp.	11,220	555,614
Kratos Defense & Security Solutions Inc.(a)	13,119	277,729
Maxar Technologies Inc.(b)	8,647	240,473
Mercury Systems Inc.(a)	8,167	581,654
Moog Inc., Class A	4,815	372,488
PAE Inc.(a)	22,600	217,186
Spirit AeroSystems Holdings Inc., Class A	8,279	281,486
Vectrus Inc.(a)	5,541	264,139
Virgin Galactic Holdings Inc.(a)	15,463	411,470

		6,885,319

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	11,542	327,678
Hub Group Inc., Class A(a)	7,657	418,225

		745,903

Airlines — 0.1%
Alaska Air Group Inc.	6,554	334,057
JetBlue Airways Corp.(a)	14,830	223,785

		557,842

Auto Components — 1.0%
Adient PLC(a)	9,633	301,417
American Axle & Manufacturing Holdings Inc.(a)	28,428	226,287
Cooper Tire & Rubber Co.	6,990	277,713
Dana Inc.	19,992	336,665
Dorman Products Inc.(a)	3,642	336,411
Fox Factory Holding Corp.(a)	4,406	384,512
Gentex Corp.	21,986	716,744
Gentherm Inc.(a)	11,828	672,540
Goodyear Tire & Rubber Co. (The)	26,655	277,745
LCI Industries	3,204	402,999
Veoneer Inc.(a)	11,753	234,237
Visteon Corp.(a)	3,450	416,932

		4,584,202

Automobiles — 0.4%
Harley-Davidson Inc.	18,847	759,345
Thor Industries Inc.	6,553	632,430
Winnebago Industries Inc.	4,391	232,416

		1,624,191

Banks — 6.7%
Amalgamated Bank, Class A	17,618	224,101
Ameris Bancorp	12,211	415,296
BancFirst Corp.	4,400	238,612
BancorpSouth Bank	20,181	511,588
Bank of Hawaii Corp.	8,414	630,040
Bank OZK	19,396	542,312
BankUnited Inc.	11,352	323,646
Banner Corp.	3,598	148,705
BOK Financial Corp.	5,984	400,629
Bryn Mawr Bank Corp.	7,849	234,057
Cadence BanCorp	19,997	278,758
Camden National Corp.	7,414	254,671
Cathay General Bancorp	7,428	209,841

Security	Shares	Value

Banks (continued)
CIT Group Inc.	10,541	$353,018
Columbia Banking System Inc.	13,123	414,818
Comerica Inc.	25,528	1,255,978
Commerce Bancshares Inc.	13,453	887,360
Community Bank System Inc.	4,958	308,636
Community Trust Bancorp. Inc.	6,808	230,451
Cullen/Frost Bankers Inc.	11,263	945,078
CVB Financial Corp.	10,709	203,364
East West Bancorp. Inc.	14,411	615,638
First Busey Corp.	22,829	456,808
First Financial Bancorp	36,203	581,058
First Financial Bankshares Inc.	16,710	558,448
First Hawaiian Inc.	13,083	286,779
First Horizon Corp.	64,355	786,418
First Interstate BancSystem Inc., Class A	10,912	415,202
Fulton Financial Corp.	68,292	841,357
Glacier Bancorp. Inc.	11,602	473,014
Great Western Bancorp. Inc.	21,596	354,822
Hancock Whitney Corp.	10,564	296,743
Heartland Financial USA Inc.	6,784	264,440
Heritage Financial Corp./WA	10,090	234,794
Hilltop Holdings Inc.	9,063	218,328
Independent Bank Corp.	5,498	371,885
International Bancshares Corp.	13,253	429,530
Investors Bancorp. Inc.	47,940	464,059
Live Oak Bancshares Inc.	5,339	219,540
National Bank Holdings Corp., Class A	6,900	222,042
OceanFirst Financial Corp.	21,320	336,216
PacWest Bancorp	8,881	206,572
People’s United Financial Inc.	65,860	816,664
Pinnacle Financial Partners Inc.	12,343	668,497
Popular Inc.	8,171	396,539
Prosperity Bancshares Inc.	7,370	463,057
QCR Holdings Inc.	6,117	213,300
ServisFirst Bancshares Inc.	9,191	347,236
Signature Bank/New York NY	4,071	456,725
Simmons First National Corp., Class A	21,174	412,893
South State Corp.	7,838	520,992
Stock Yards Bancorp. Inc.	5,233	208,483
Synovus Financial Corp.	15,532	490,345
TCF Financial Corp.	24,398	819,773
Texas Capital Bancshares Inc.(a)	6,448	360,443
TriState Capital Holdings Inc.(a)	14,045	209,130
Triumph Bancorp. Inc.(a)	4,601	209,069
Trustmark Corp.	10,008	248,399
UMB Financial Corp.	5,772	392,554
Umpqua Holdings Corp.	41,237	572,782
United Bankshares Inc./WV	8,998	263,461
Univest Financial Corp.	12,523	229,296
Valley National Bancorp	71,933	657,468
Webster Financial Corp.	16,923	640,366
Western Alliance Bancorp	14,789	758,232
Wintrust Financial Corp.	9,151	498,638
Zions Bancorp NA	32,528	1,255,256

		29,754,250

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	926	861,958

Biotechnology — 7.0%
ACADIA Pharmaceuticals Inc.(a)	17,038	965,373

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Acceleron Pharma Inc.(a)(b)	6,903	$815,037
Agios Pharmaceuticals Inc.(a)	9,660	447,451
Alder Biopharmaceuticals Inc.(b)(c)	3,497	3,077
Alkermes PLC(a)	14,162	258,598
Allakos Inc.(a)	3,191	341,533
Allogene Therapeutics Inc.(a)	7,501	232,906
Amicus Therapeutics Inc.(a)	27,490	629,246
AnaptysBio Inc.(a)	8,221	212,020
Apellis Pharmaceuticals Inc.(a)	6,347	299,198
Arcturus Therapeutics Holdings Inc.(a)(b)	3,561	326,757
Arcus Biosciences Inc.(a)	9,320	253,784
Arena Pharmaceuticals Inc.(a)	7,359	484,737
Arrowhead Pharmaceuticals Inc.(a)	11,738	733,977
Atara Biotherapeutics Inc.(a)	12,117	280,993
BioCryst Pharmaceuticals Inc.(a)	47,009	240,216
Biohaven Pharmaceutical Holding Co. Ltd.(a)	5,693	506,392
Bluebird Bio Inc.(a)	9,235	407,171
Blueprint Medicines Corp.(a)	5,685	614,435
CareDx Inc.(a)	5,307	303,401
ChemoCentryx Inc.(a)	6,111	337,022
Coherus Biosciences Inc.(a)	12,182	224,880
Cortexyme Inc.(a)	4,179	203,099
CRISPR Therapeutics AG(a)	5,687	721,794
Deciphera Pharmaceuticals Inc.(a)	4,708	290,954
Denali Therapeutics Inc.(a)	9,304	567,265
Dicerna Pharmaceuticals Inc.(a)	11,149	281,735
Eagle Pharmaceuticals Inc./DE(a)	5,497	250,114
Editas Medicine Inc.(a)	8,654	264,726
Eidos Therapeutics Inc.(a)	2,735	251,784
Emergent BioSolutions Inc.(a)	4,761	390,069
Esperion Therapeutics Inc.(a)	7,446	210,871
Exelixis Inc.(a)	32,700	626,532
Fate Therapeutics Inc.(a)	7,765	453,981
FibroGen Inc.(a)(b)	11,188	462,176
Global Blood Therapeutics Inc.(a)	7,783	357,318
Halozyme Therapeutics Inc.(a)(b)	15,441	603,743
Heron Therapeutics Inc.(a)(b)	11,633	201,600
Immunovant Inc.(a)	5,418	266,511
Inovio Pharmaceuticals Inc.(a)(b)	22,119	270,294
Insmed Inc.(a)(b)	12,550	489,576
Intellia Therapeutics Inc.(a)	8,354	328,062
Intercept Pharmaceuticals Inc.(a)	5,807	206,207
Invitae Corp.(a)	14,485	719,180
Iovance Biotherapeutics Inc.(a)(b)	12,841	498,359
Ironwood Pharmaceuticals Inc.(a)	19,684	226,760
Karuna Therapeutics Inc.(a)	2,214	220,891
Karyopharm Therapeutics Inc.(a)	13,842	235,176
Kodiak Sciences Inc.(a)	3,804	519,893
Kura Oncology Inc.(a)	8,919	323,760
Ligand Pharmaceuticals Inc.(a)(b)	2,663	224,677
MacroGenics Inc.(a)	9,769	225,371
Madrigal Pharmaceuticals Inc.(a)	1,919	224,120
Mersana Therapeutics Inc.(a)	10,380	264,482
Mirati Therapeutics Inc.(a)	3,670	872,910
Myriad Genetics Inc.(a)	13,015	228,283
Natera Inc.(a)	7,560	667,321
Novavax Inc.(a)	7,369	1,027,975
OPKO Health Inc.(a)	66,938	310,592
Prothena Corp. PLC(a)(b)	16,694	188,976
PTC Therapeutics Inc.(a)	6,632	414,964

Security	Shares	Value

Biotechnology (continued)
REGENXBIO Inc.(a)	5,943	$207,054
Replimune Group Inc.(a)	4,458	230,389
Rhythm Pharmaceuticals Inc.(a)	10,054	311,171
Rocket Pharmaceuticals Inc.(a)	6,434	199,197
Sage Therapeutics Inc.(a)	6,679	494,847
Sangamo Therapeutics Inc.(a)(b)	20,703	206,823
Scholar Rock Holding Corp.(a)	5,460	272,017
Sorrento Therapeutics Inc.(a)	31,674	259,727
SpringWorks Therapeutics Inc.(a)	3,400	222,496
TG Therapeutics Inc.(a)	10,952	321,332
Turning Point Therapeutics Inc.(a)	5,330	567,645
Twist Bioscience Corp.(a)	3,241	362,149
Ultragenyx Pharmaceutical Inc.(a)	8,258	978,903
uniQure NV(a)	5,823	279,970
United Therapeutics Corp.(a)	3,994	529,764
Veracyte Inc.(a)	7,162	390,401
Xencor Inc.(a)	5,896	249,519
Xenon Pharmaceuticals Inc.(a)	21,718	258,227
Y-mAbs Therapeutics Inc.(a)	4,979	253,282
ZIOPHARM Oncology Inc.(a)	81,873	229,244
Zymeworks Inc.(a)	5,639	296,893

		31,131,355

Building Products — 1.0%
AAON Inc.	6,416	417,874
Advanced Drainage Systems Inc.	9,329	650,698
Armstrong World Industries Inc.	7,835	603,765
Builders FirstSource Inc.(a)	16,752	626,692
JELD-WEN Holding Inc.(a)	9,272	224,290
Masonite International Corp.(a)	2,502	250,325
Resideo Technologies Inc.(a)	19,565	361,757
Trex Co. Inc.(a)	15,238	1,140,107
UFP Industries Inc.	4,524	242,713

		4,518,221

Capital Markets — 1.7%
Affiliated Managers Group Inc.	8,515	741,827
Ares Management Corp., Class A	11,151	502,352
Artisan Partners Asset Management Inc., Class A	6,407	288,315
Cohen & Steers Inc.	3,366	238,212
Cowen Inc., Class A	9,225	221,031
Diamond Hill Investment Group Inc.	1,685	230,542
Eaton Vance Corp., NVS	6,596	441,800
Evercore Inc., Class A	3,080	280,064
Federated Hermes Inc.	7,864	211,070
Houlihan Lokey Inc.	3,549	229,904
Interactive Brokers Group Inc., Class A	7,461	393,642
Janus Henderson Group PLC	36,391	1,038,235
LPL Financial Holdings Inc.	10,031	910,514
Morningstar Inc.	3,438	687,944
Stifel Financial Corp.	3,799	263,271
StoneX Group Inc.(a)	3,572	220,107
Victory Capital Holdings Inc., Class A	10,751	220,718
Virtu Financial Inc., Class A	9,520	216,961
Virtus Investment Partners Inc.	1,534	274,402

		7,610,911

Chemicals — 1.5%
Avient Corp.	10,343	378,037
Balchem Corp.	3,681	381,683
Chemours Co. (The)	19,710	479,544
HB Fuller Co.	11,562	605,039

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Huntsman Corp.	10,367	$256,791
Ingevity Corp.(a)	4,314	287,226
Innospec Inc.	4,422	363,886
Livent Corp.(a)	14,963	226,989
Minerals Technologies Inc.	8,953	543,178
Orion Engineered Carbons SA	15,303	238,115
Quaker Chemical Corp.	1,144	282,568
Scotts Miracle-Gro Co. (The)	4,549	799,578
Sensient Technologies Corp.	3,569	255,969
Stepan Co.	3,275	380,424
Trinseo SA	8,539	324,397
Tronox Holdings PLC, Class A(a)	18,356	232,203
Valvoline Inc.	23,665	539,325
WR Grace & Co.	4,836	264,626

		6,839,578

Commercial Services & Supplies — 2.1%
ABM Industries Inc.	8,576	330,176
ACCO Brands Corp.	30,381	232,718
ADT Inc.	27,683	215,097
Brady Corp., Class A, NVS	8,204	362,453
Brink’s Co. (The)	4,128	276,989
Cimpress PLC(a)	2,433	218,070
Clean Harbors Inc.(a)	5,342	386,601
Covanta Holding Corp.	29,578	366,767
Deluxe Corp.	7,974	205,251
Healthcare Services Group Inc.	12,552	297,106
Herman Miller Inc.	11,682	416,346
HNI Corp.	7,564	275,783
IAA Inc.(a)	17,441	1,045,065
KAR Auction Services Inc.	24,482	441,900
Knoll Inc.	16,738	228,641
Matthews International Corp., Class A	12,968	346,635
McGrath RentCorp	5,645	359,248
MSA Safety Inc.	5,029	751,534
Pitney Bowes Inc.	36,549	208,329
SP Plus Corp.(a)	7,382	209,944
Steelcase Inc., Class A	22,714	275,975
Stericycle Inc.(a)	3,906	275,139
Tetra Tech Inc.	8,188	976,419
UniFirst Corp./MA	2,373	438,720
Viad Corp.	7,526	225,554

		9,366,460

Communications Equipment — 1.0%
ADTRAN Inc.	20,907	264,160
Calix Inc.(a)	8,951	211,960
Ciena Corp.(a)	21,145	947,296
CommScope Holding Co. Inc.(a)	27,771	329,086
Harmonic Inc.(a)	34,114	222,764
Infinera Corp.(a)(b)	31,039	262,590
InterDigital Inc.	3,617	216,694
Lumentum Holdings Inc.(a)	10,008	864,491
NETGEAR Inc.(a)	6,932	220,507
Plantronics Inc.	10,105	276,069
Ribbon Communications Inc.(a)	40,388	277,062
ViaSat Inc.(a)(b)	5,998	203,932

		4,296,611

Construction & Engineering — 1.8%
AECOM(a)	24,008	1,245,775
Aegion Corp.(a)	14,052	240,992

Security	Shares	Value

Construction & Engineering (continued)
Arcosa Inc.	6,648	$344,965
Argan Inc.	4,768	219,280
Comfort Systems USA Inc.	9,478	477,596
Dycom Industries Inc.(a)	3,622	227,679
EMCOR Group Inc.	11,552	995,551
Fluor Corp.	17,822	307,786
Granite Construction Inc.	10,720	263,926
Great Lakes Dredge & Dock Corp.(a)	21,588	243,729
IES Holdings Inc.(a)	5,702	210,290
MasTec Inc.(a)	6,876	389,938
MYR Group Inc.(a)	5,504	281,419
Primoris Services Corp.	9,197	223,027
Quanta Services Inc.(b)	20,303	1,387,507
Valmont Industries Inc.	3,257	530,826
WillScot Mobile Mini Holdings Corp.(a)	26,805	576,576

		8,166,862

Construction Materials — 0.1%
Summit Materials Inc., Class A(a)	17,092	324,748
U.S. Concrete Inc.(a)	5,842	207,274

		532,022

Consumer Finance — 0.5%
Credit Acceptance Corp.(a)(b)	766	228,636
Encore Capital Group Inc.(a)	6,425	219,349
Green Dot Corp., Class A(a)	6,189	331,483
LendingTree Inc.(a)	943	241,012
OneMain Holdings Inc.	8,851	345,100
PRA Group Inc.(a)	10,101	420,505
SLM Corp.	33,792	358,533

		2,144,618

Containers & Packaging — 0.8%
AptarGroup Inc.	9,957	1,257,768
Berry Global Group Inc.(a)	10,841	574,573
Graphic Packaging Holding Co.	18,163	278,257
Greif Inc., Class A, NVS	6,257	304,153
Myers Industries Inc.	12,644	214,822
O-I Glass Inc.	19,451	220,185
Sonoco Products Co.	10,238	594,418

		3,444,176

Diversified Consumer Services — 1.5%
American Public Education Inc.(a)	7,044	218,646
Bright Horizons Family Solutions Inc.(a)	8,598	1,462,606
Chegg Inc.(a)(b)	13,117	1,022,208
frontdoor Inc.(a)	10,007	473,731
Graham Holdings Co., Class B	514	229,768
Grand Canyon Education Inc.(a)	4,708	392,977
H&R Block Inc.	22,083	415,160
Laureate Education Inc., Class A(a)	16,030	227,626
Service Corp. International	16,550	804,992
Strategic Education Inc.	2,887	271,060
Terminix Global Holdings Inc.(a)	17,783	871,901
WW International Inc.(a)(b)	8,430	248,769

		6,639,444

Diversified Financial Services — 0.2%
Cannae Holdings Inc.(a)	5,466	215,470
Jefferies Financial Group Inc.	12,566	285,625
Prog Holdings Inc.	9,054	569,768

		1,070,863

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.6%
Bandwidth Inc., Class A(a)	2,781	$422,100
Cincinnati Bell Inc.(a)	12,879	195,890
Cogent Communications Holdings Inc.	5,387	313,200
GCI Liberty Inc., Class A(a)	7,340	668,821
Iridium Communications Inc.(a)	12,727	408,409
Liberty Latin America Ltd., Class C, NVS(a)	22,898	258,976
Vonage Holdings Corp.(a)	20,888	268,620

		2,536,016

Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	21,431	767,873

Electrical Equipment — 1.3%
Acuity Brands Inc.	6,818	809,433
Atkore International Group Inc.(a)	7,069	275,550
Bloom Energy Corp., Class A(a)(b)	13,419	329,034
EnerSys	6,217	508,613
Hubbell Inc.	6,992	1,129,837
Plug Power Inc.(a)	52,709	1,390,991
Regal Beloit Corp.	4,229	503,420
TPI Composites Inc.(a)	5,528	222,391
Vertiv Holdings Co.(a)	26,733	500,174

		5,669,443

Electronic Equipment, Instruments & Components — 3.4%
Avnet Inc.	10,263	311,482
Badger Meter Inc.	11,858	977,574
Benchmark Electronics Inc.	13,387	325,572
Coherent Inc.(a)	4,503	548,375
CTS Corp.	8,067	245,721
Dolby Laboratories Inc., Class A	10,915	965,432
ePlus Inc.(a)	3,865	325,858
Fabrinet(a)	5,887	402,141
FARO Technologies Inc.(a)	4,774	315,657
Fitbit Inc., Class A(a)	34,980	251,156
Flex Ltd.(a)(b)	64,564	1,047,874
FLIR Systems Inc.	18,160	694,438
II-VI Inc.(a)(b)	10,879	735,964
Insight Enterprises Inc.(a)	6,733	481,275
Itron Inc.(a)	7,674	603,253
Jabil Inc.	9,544	364,772
Kimball Electronics Inc.(a)	15,288	235,588
Knowles Corp.(a)	13,714	232,864
Littelfuse Inc.	2,678	644,139
Methode Electronics Inc.	12,685	444,229
MTS Systems Corp.	6,434	225,383
National Instruments Corp.	27,165	1,016,786
Novanta Inc.(a)	5,660	679,087
OSI Systems Inc.(a)	4,973	438,121
Plexus Corp.(a)	7,821	584,307
Rogers Corp.(a)	2,702	396,951
SYNNEX Corp.	4,883	782,794
Vishay Intertechnology Inc.	13,597	263,238
Vishay Precision Group Inc.(a)	9,158	267,871
Vontier Corp.(a)	16,737	555,166

		15,363,068

Energy Equipment & Services — 0.7%
Archrock Inc.	34,694	269,572
Cactus Inc., Class A	9,142	212,095
ChampionX Corp.(a)	26,666	316,792
Core Laboratories NV(b)	10,061	221,040

Security	Shares	Value

Energy Equipment & Services (continued)
Dril-Quip Inc.(a)	7,385	$209,882
Helmerich & Payne Inc.	11,368	258,849
National Oilwell Varco Inc.	49,843	611,075
Oceaneering International Inc.(a)	35,900	217,913
TechnipFMC PLC	72,279	600,639

		2,917,857

Entertainment — 0.5%
Cinemark Holdings Inc.	17,246	266,451
IMAX Corp.(a)(b)	20,621	305,810
Lions Gate Entertainment Corp., Class A(a)	24,403	237,685
Madison Square Garden Sports Corp.(a)	1,283	217,340
World Wrestling Entertainment Inc., Class A	5,720	246,189
Zynga Inc., Class A(a)	105,337	869,030

		2,142,505

Equity Real Estate Investment Trusts (REITs) — 7.6%
Agree Realty Corp.	5,362	353,356
Alexander & Baldwin Inc.	28,818	451,002
American Assets Trust Inc.	8,134	233,364
American Campus Communities Inc.	27,581	1,097,724
American Homes 4 Rent, Class A(b)	25,179	723,141
Americold Realty Trust	21,271	725,979
Apartment Investment & Management Co., Class A	15,110	458,588
Apple Hospitality REIT Inc.	21,906	290,474
Armada Hoffler Properties Inc.	23,064	244,709
Brandywine Realty Trust	55,828	621,366
Brixmor Property Group Inc.	40,324	615,747
CareTrust REIT Inc.	11,289	219,345
City Office REIT Inc.	24,535	215,172
Colony Capital Inc.	74,252	320,769
Columbia Property Trust Inc.	27,652	386,575
Community Healthcare Trust Inc.	4,420	199,607
CoreSite Realty Corp.	6,363	797,857
Corporate Office Properties Trust	25,051	667,108
Cousins Properties Inc.	14,121	471,783
CubeSmart	18,714	608,766
CyrusOne Inc.	14,124	987,409
DiamondRock Hospitality Co.	38,506	289,565
Douglas Emmett Inc.	34,343	1,063,603
Easterly Government Properties Inc.	21,272	460,752
Empire State Realty Trust Inc., Class A	25,435	230,187
EPR Properties	8,617	310,384
Essential Properties Realty Trust Inc.	18,205	373,931
Federal Realty Investment Trust	10,290	897,494
First Industrial Realty Trust Inc.	15,733	658,898
Four Corners Property Trust Inc.	12,409	347,576
Franklin Street Properties Corp.	45,031	208,944
Gaming and Leisure Properties Inc.	21,926	910,806
Healthcare Trust of America Inc., Class A	17,190	447,456
Hudson Pacific Properties Inc.	15,540	404,040
Independence Realty Trust Inc.	18,768	241,732
Innovative Industrial Properties Inc.	2,455	377,235
Investors Real Estate Trust	2,975	206,465
iStar Inc.	16,647	234,723
JBG SMITH Properties	19,093	586,919
Kilroy Realty Corp.	22,014	1,346,376
Kimco Realty Corp.	55,848	806,445
Lamar Advertising Co., Class A	7,549	600,976
Life Storage Inc.	8,074	885,879
Macerich Co. (The)(b)	27,488	274,880

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Health Investors Inc.	3,391	$219,262
National Retail Properties Inc.	12,642	476,603
National Storage Affiliates Trust	6,463	219,613
Outfront Media Inc.	22,450	425,203
Paramount Group Inc.	23,008	212,824
Park Hotels & Resorts Inc.	33,101	540,208
Pebblebrook Hotel Trust	14,535	268,898
Physicians Realty Trust	21,444	372,053
Piedmont Office Realty Trust Inc., Class A	26,408	412,757
PotlatchDeltic Corp.	6,328	294,505
QTS Realty Trust Inc., Class A	7,765	461,319
Rayonier Inc.	13,094	368,858
Retail Properties of America Inc., Class A	27,223	220,506
Rexford Industrial Realty Inc.	15,887	761,305
RLJ Lodging Trust	24,037	296,376
Ryman Hospitality Properties Inc.	6,226	399,647
Sabra Health Care REIT Inc.	24,024	395,916
Service Properties Trust	18,610	220,715
SITE Centers Corp.	24,572	247,931
SL Green Realty Corp.	11,318	655,312
Spirit Realty Capital Inc.	7,616	280,573
STAG Industrial Inc.	10,145	302,118
STORE Capital Corp.	26,486	862,384
Sunstone Hotel Investors Inc.	31,881	334,751
Taubman Centers Inc.	5,074	216,761
Terreno Realty Corp.	3,717	215,363
Uniti Group Inc.	31,298	321,743
Washington REIT	19,001	441,013
Weingarten Realty Investors	10,167	212,592
Xenia Hotels & Resorts Inc.	17,666	248,914

		33,761,130

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings Inc.(a)	16,210	664,448
Casey’s General Stores Inc.	3,756	682,390
Grocery Outlet Holding Corp.(a)	7,895	304,905
Performance Food Group Co.(a)	16,386	710,825
PriceSmart Inc.	5,315	432,003
SpartanNash Co.	11,994	226,447
Sprouts Farmers Market Inc.(a)	16,820	356,079
U.S. Foods Holding Corp.(a)	27,146	854,556
United Natural Foods Inc.(a)	13,230	228,217

		4,459,870

Food Products — 1.6%
B&G Foods Inc.	8,272	229,052
Beyond Meat Inc.(a)(b)	3,110	435,089
Cal-Maine Foods Inc.(a)	5,575	218,150
Darling Ingredients Inc.(a)	21,092	1,018,322
Flowers Foods Inc.	27,100	601,349
Fresh Del Monte Produce Inc.	8,717	221,325
Freshpet Inc.(a)	6,488	888,077
Hain Celestial Group Inc. (The)(a)	11,438	440,363
Hostess Brands Inc.(a)	16,216	219,727
Ingredion Inc.	12,610	972,861
Lancaster Colony Corp.	1,217	206,075
Post Holdings Inc.(a)	6,614	624,758
Sanderson Farms Inc.	1,820	248,848
Simply Good Foods Co. (The)(a)	12,459	270,859
TreeHouse Foods Inc.(a)	8,402	345,574

		6,940,429

Security	Shares	Value

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	2,681	$278,851
National Fuel Gas Co.	10,949	450,770
New Jersey Resources Corp.	16,767	553,814
Northwest Natural Holding Co.	6,467	309,899
ONE Gas Inc.	11,183	885,470
South Jersey Industries Inc.	26,120	601,282
Southwest Gas Holdings Inc.	9,227	592,835
Spire Inc.	4,710	301,251

		3,974,172

Health Care Equipment & Supplies — 3.3%
AngioDynamics Inc.(a)	17,887	254,353
Antares Pharma Inc.(a)	73,346	228,839
AtriCure Inc.(a)	6,052	263,141
Atrion Corp.	371	222,600
Avanos Medical Inc.(a)	5,187	219,877
Axonics Modulation Technologies Inc.(a)(b)	4,690	205,844
Cantel Medical Corp.	4,197	249,428
Cardiovascular Systems Inc.(a)	6,534	225,162
Cerus Corp.(a)	34,330	228,294
CONMED Corp.	3,132	319,119
CryoPort Inc.(a)	4,929	239,796
Envista Holdings Corp.(a)	18,475	549,262
GenMark Diagnostics Inc.(a)	15,553	207,944
Glaukos Corp.(a)	5,172	349,007
Globus Medical Inc., Class A(a)	8,553	513,864
Haemonetics Corp.(a)	6,516	735,331
Heska Corp.(a)	2,164	270,500
Hill-Rom Holdings Inc.	8,293	786,674
ICU Medical Inc.(a)	1,616	304,939
Inogen Inc.(a)(b)	6,522	228,727
Integer Holdings Corp.(a)	3,104	223,767
iRhythm Technologies Inc.(a)(b)	3,491	853,584
LeMaitre Vascular Inc.	5,710	224,917
LivaNova PLC(a)	5,082	268,584
Meridian Bioscience Inc.(a)	11,728	221,659
Merit Medical Systems Inc.(a)	7,912	435,714
Natus Medical Inc.(a)	10,451	218,635
Neogen Corp.(a)	3,462	256,950
Nevro Corp.(a)	3,323	535,834
NuVasive Inc.(a)	4,601	213,118
OraSure Technologies Inc.(a)	17,857	214,284
Orthofix Medical Inc.(a)	6,625	243,535
OrthoPediatrics Corp.(a)	4,839	221,433
Penumbra Inc.(a)	4,159	922,882
Quidel Corp.(a)(b)	4,548	887,087
Shockwave Medical Inc.(a)	4,532	443,366
SI-BONE Inc.(a)	9,664	223,818
Silk Road Medical Inc.(a)	3,821	218,943
STAAR Surgical Co.(a)	4,458	317,722
Tandem Diabetes Care Inc.(a)	7,670	720,060
Vapotherm Inc.(a)	8,545	214,992
Varex Imaging Corp.(a)(b)	15,333	255,754

		14,939,339

Health Care Providers & Services — 3.0%
1Life Healthcare Inc.(a)	8,225	270,356
Acadia Healthcare Co. Inc.(a)	7,994	339,345
Addus HomeCare Corp.(a)	2,968	294,574
Amedisys Inc.(a)	4,244	1,038,889
AMN Healthcare Services Inc.(a)	8,071	525,906

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
BioTelemetry Inc.(a)	7,481	$414,522
Brookdale Senior Living Inc.(a)	52,918	224,372
Chemed Corp.	1,452	694,419
CorVel Corp.(a)	2,380	213,129
Covetrus Inc.(a)	12,888	348,169
Encompass Health Corp.	15,317	1,234,244
Ensign Group Inc. (The)	6,607	474,845
Guardant Health Inc.(a)	8,003	969,323
Hanger Inc.(a)	10,527	238,858
HealthEquity Inc.(a)(b)	7,229	518,247
LHC Group Inc.(a)	4,208	826,115
Magellan Health Inc.(a)	2,727	215,569
MEDNAX Inc.(a)(b)	11,527	232,961
National Research Corp.	5,706	292,775
Owens & Minor Inc.	11,071	285,189
Patterson Companies Inc.	19,557	542,902
Pennant Group Inc. (The)(a)	5,003	253,602
PetIQ Inc.(a)	7,890	227,074
Premier Inc., Class A	16,975	601,255
Providence Service Corp. (The)(a)	2,501	339,611
R1 RCM Inc.(a)	22,205	450,318
RadNet Inc.(a)	12,503	232,806
Select Medical Holdings Corp.(a)	18,254	439,921
Tenet Healthcare Corp.(a)	8,576	269,544
Tivity Health Inc.(a)	13,872	255,661
U.S. Physical Therapy Inc.	2,677	284,351

		13,548,852

Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)	33,144	453,410
Change Healthcare Inc.(a)	22,815	390,821
HMS Holdings Corp.(a)	9,369	294,374
Inspire Medical Systems Inc.(a)	2,295	426,273
Omnicell Inc.(a)	3,345	350,723
Schrodinger Inc.(a)	4,021	279,781
Simulations Plus Inc.	3,555	198,974
Vocera Communications Inc.(a)	7,776	263,062

		2,657,418

Hotels, Restaurants & Leisure — 3.2%
Accel Entertainment Inc.(a)	20,328	212,224
Boyd Gaming Corp.	9,946	382,822
Brinker International Inc.	6,187	310,031
Caesars Entertainment Inc.(a)	21,103	1,437,536
Cheesecake Factory Inc. (The)	6,002	224,955
Choice Hotels International Inc.	2,287	227,900
Churchill Downs Inc.	3,815	686,395
Cracker Barrel Old Country Store Inc.	1,585	221,234
Dave & Buster’s Entertainment Inc.	8,881	224,867
Dine Brands Global Inc.	4,272	269,008
Dunkin’ Brands Group Inc.	12,276	1,305,430
El Pollo Loco Holdings Inc.(a)	13,291	208,270
Everi Holdings Inc.(a)	20,089	213,747
Extended Stay America Inc.	18,468	253,196
Hilton Grand Vacations Inc.(a)	13,779	382,229
Jack in the Box Inc.	3,153	290,044
Marriott Vacations Worldwide Corp.	4,213	536,441
Norwegian Cruise Line Holdings Ltd.(a)	36,538	835,624
Papa John’s International Inc.	2,982	239,634
Penn National Gaming Inc.(a)	18,434	1,290,380
Planet Fitness Inc., Class A(a)	10,563	770,571

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Red Rock Resorts Inc., Class A	9,884	$214,928
Scientific Games Corp./DE, Class A(a)	7,184	267,819
SeaWorld Entertainment Inc.(a)	8,190	228,501
Shake Shack Inc., Class A(a)	4,496	367,143
Six Flags Entertainment Corp.	9,433	289,876
Texas Roadhouse Inc.	5,480	415,384
Wendy’s Co. (The)	24,643	541,900
Wingstop Inc.	3,393	431,963
Wyndham Destinations Inc.	8,758	368,361
Wyndham Hotels & Resorts Inc.	9,584	551,080

		14,199,493

Household Durables — 1.6%
Cavco Industries Inc.(a)	1,111	199,991
Century Communities Inc.(a)	4,918	218,851
GoPro Inc., Class A(a)	27,120	189,569
Green Brick Partners Inc.(a)	9,276	201,938
Helen of Troy Ltd.(a)	3,723	752,009
Installed Building Products Inc.(a)	2,358	233,017
iRobot Corp.(a)(b)	5,517	432,698
KB Home	11,566	407,123
La-Z-Boy Inc.	7,241	268,207
Leggett & Platt Inc.	13,759	593,013
LGI Homes Inc.(a)	3,183	343,923
MDC Holdings Inc.	5,218	251,873
Meritage Homes Corp.(a)	4,520	407,478
Skyline Champion Corp.(a)	6,794	208,780
Sonos Inc.(a)	12,695	282,337
Taylor Morrison Home Corp.(a)	15,441	390,348
Tempur Sealy International Inc.(a)	15,810	398,254
Toll Brothers Inc.	10,191	482,544
TopBuild Corp.(a)	3,559	620,085
TRI Pointe Group Inc.(a)	11,915	208,274

		7,090,312

Household Products — 0.2%
Energizer Holdings Inc.	9,071	379,984
Spectrum Brands Holdings Inc.	4,716	315,171
WD-40 Co.	1,010	256,853

		952,008

Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy Inc., Class C	22,282	652,194
NextEra Energy Partners LP	12,784	811,401
Ormat Technologies Inc.	6,476	510,374
Sunnova Energy International Inc.(a)	8,932	361,835

		2,335,804

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	7,959	1,152,702
Raven Industries Inc.	18,148	457,693

		1,610,395

Insurance — 2.0%
American Equity Investment Life Holding Co.	9,753	256,309
Argo Group International Holdings Ltd.	5,786	226,753
Assured Guaranty Ltd.	8,996	271,049
Axis Capital Holdings Ltd.	9,408	471,435
Brighthouse Financial Inc.(a)	8,470	297,297
CNO Financial Group Inc.	16,895	359,526
eHealth Inc.(a)	2,972	225,842
Enstar Group Ltd.(a)	1,086	205,558
First American Financial Corp.	17,478	846,634
Genworth Financial Inc., Class A(a)	69,588	315,929

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Goosehead Insurance Inc., Class A	2,070	$254,838
Hanover Insurance Group Inc. (The)	6,643	746,341
Horace Mann Educators Corp.	8,040	320,957
Kemper Corp.	5,598	419,570
Kinsale Capital Group Inc.	2,106	505,777
Old Republic International Corp.	12,736	228,229
Palomar Holdings Inc.(a)	3,010	198,961
Primerica Inc.	4,653	606,146
ProAssurance Corp.	13,123	208,787
RLI Corp.	3,383	323,855
Selective Insurance Group Inc.	5,934	366,840
Trupanion Inc.(a)	3,973	402,783
Unum Group	21,320	473,944
White Mountains Insurance Group Ltd.	256	245,760

		8,779,120

Interactive Media & Services — 0.2%
Cargurus Inc.(a)	9,782	245,039
Eventbrite Inc., Class A(a)	13,141	220,375
TripAdvisor Inc.(a)	11,078	289,136
Yelp Inc.(a)	7,024	224,346

		978,896

Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com Inc., Class A(a)(b)	9,729	228,048
Grubhub Inc.(a)	10,269	722,321
Magnite Inc.(a)	17,990	341,810
Overstock.com Inc.(a)	4,839	326,584
Quotient Technology Inc.(a)	29,319	218,427
Qurate Retail Inc., Series A	27,137	284,124
Stamps.com Inc.(a)	1,852	347,176
Stitch Fix Inc., Class A(a)(b)	7,502	303,831

		2,772,321

IT Services — 2.0%
Alliance Data Systems Corp.	5,058	369,942
CACI International Inc., Class A(a)	3,139	744,853
Conduent Inc.(a)	55,894	235,873
CSG Systems International Inc.	4,687	203,322
DXC Technology Co.	32,304	707,781
Euronet Worldwide Inc.(a)	3,654	491,244
EVERTEC Inc.	5,961	221,570
ExlService Holdings Inc.(a)	4,011	333,956
Fastly Inc., Class A(a)	9,439	800,144
KBR Inc.	12,692	352,457
LiveRamp Holdings Inc.(a)	5,582	326,603
MAXIMUS Inc.	5,050	362,640
Perficient Inc.(a)	5,152	234,571
Perspecta Inc.	12,328	276,394
Sabre Corp.	40,861	459,686
Science Applications International Corp.	4,933	456,500
Sykes Enterprises Inc.(a)	9,436	355,077
TTEC Holdings Inc.	3,988	269,828
Verra Mobility Corp.(a)	17,740	216,428
Virtusa Corp.(a)	7,641	382,661
WEX Inc.(a)	5,763	998,382

		8,799,912

Leisure Products — 0.7%
Brunswick Corp./DE	8,120	606,077
Callaway Golf Co.	14,405	306,106
Johnson Outdoors Inc., Class A	2,911	243,359
Malibu Boats Inc., Class A(a)	4,120	234,799

Security	Shares	Value

Leisure Products (continued)
Mattel Inc.(a)	40,322	$624,588
Polaris Inc.	4,626	444,096
YETI Holdings Inc.(a)	10,983	693,796

		3,152,821

Life Sciences Tools & Services — 1.6%
Adaptive Biotechnologies Corp.(a)	11,574	558,098
Bio-Techne Corp.	4,097	1,242,661
Bruker Corp.	11,382	576,043
Charles River Laboratories International Inc.(a)	3,919	919,084
Luminex Corp.	10,273	243,778
Medpace Holdings Inc.(a)	2,598	333,479
NanoString Technologies Inc.(a)	5,135	254,901
NeoGenomics Inc.(a)	13,771	655,224
Pacific Biosciences of California Inc.(a)	17,844	282,114
PRA Health Sciences Inc.(a)	6,316	708,655
Repligen Corp.(a)	6,431	1,219,768
Syneos Health Inc.(a)	5,247	345,463

		7,339,268

Machinery — 4.8%
AGCO Corp.	5,818	538,223
Alamo Group Inc.	1,933	262,347
Allison Transmission Holdings Inc.	19,048	781,920
Altra Industrial Motion Corp.	6,488	368,259
Astec Industries Inc.	5,311	308,038
Barnes Group Inc.	8,896	409,305
Chart Industries Inc.(a)	4,584	473,802
Columbus McKinnon Corp./NY	5,708	215,705
Crane Co.	3,349	232,856
Donaldson Co. Inc.	19,211	1,022,794
Douglas Dynamics Inc.	5,494	214,925
Enerpac Tool Group Corp.	10,106	226,273
EnPro Industries Inc.	3,133	221,848
ESCO Technologies Inc.	5,236	517,840
Evoqua Water Technologies Corp.(a)	11,958	311,984
Federal Signal Corp.	9,817	304,622
Flowserve Corp.	18,273	622,744
Franklin Electric Co. Inc.	7,646	516,793
Graco Inc.	17,066	1,156,051
Helios Technologies Inc.	4,462	219,664
Hillenbrand Inc.	9,788	366,756
Hyster-Yale Materials Handling Inc.	4,067	223,848
ITT Inc.	13,927	1,011,518
John Bean Technologies Corp.	3,585	396,358
Kennametal Inc.	7,423	259,731
Lincoln Electric Holdings Inc.	5,267	605,705
Lindsay Corp.	2,253	260,942
Luxfer Holdings PLC	14,622	219,769
Meritor Inc.(a)	8,985	237,204
Middleby Corp. (The)(a)	6,741	916,709
Navistar International Corp.(a)	7,585	335,712
Oshkosh Corp.	12,508	1,006,894
Proto Labs Inc.(a)(b)	3,264	450,954
Rexnord Corp.	11,247	421,875
Shyft Group Inc. (The)	8,845	229,351
SPX Corp.(a)	4,746	243,138
SPX FLOW Inc.(a)	4,115	220,482
Tennant Co.	4,315	289,795
Terex Corp.	8,973	278,163
Timken Co. (The)	7,401	543,529

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	15,634	$1,418,160
TriMas Corp.(a)	7,749	207,131
Trinity Industries Inc.	10,339	236,246
Wabash National Corp.	12,498	220,965
Watts Water Technologies Inc., Class A	6,061	710,046
Welbilt Inc.(a)	23,329	220,459
Woodward Inc.	8,123	908,395

		21,365,828

Media — 0.8%
Cardlytics Inc.(a)	3,076	365,060
Gray Television Inc.(a)	13,440	237,350
Iheartmedia Inc., Class A(a)(b)	22,435	268,210
John Wiley & Sons Inc., Class A	13,326	460,280
New York Times Co. (The), Class A	19,222	824,816
Nexstar Media Group Inc., Class A	4,853	510,778
Scholastic Corp., NVS	8,723	206,910
Sinclair Broadcast Group Inc., Class A	8,820	240,433
TEGNA Inc.	26,823	386,520

		3,500,357

Metals & Mining — 1.2%
Alcoa Corp.(a)	24,162	480,824
Allegheny Technologies Inc.(a)	16,024	216,164
Arconic Corp.(a)	13,552	372,815
Cleveland-Cliffs Inc.	47,255	520,278
Coeur Mining Inc.(a)	29,808	211,339
Commercial Metals Co.	14,535	289,392
Compass Minerals International Inc.	5,466	341,406
Hecla Mining Co.	44,048	210,549
Reliance Steel & Aluminum Co.	9,530	1,122,634
Royal Gold Inc.	9,542	1,054,105
Schnitzer Steel Industries Inc., Class A	19,910	510,094

		5,329,600

Mortgage Real Estate Investment — 0.9%
Apollo Commercial Real Estate Finance Inc.	20,220	217,972
Arbor Realty Trust Inc.	16,499	219,767
Blackstone Mortgage Trust Inc., Class A	14,451	375,437
Chimera Investment Corp.	24,852	254,982
Ellington Financial Inc.	14,942	215,165
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,120	662,479
KKR Real Estate Finance Trust Inc.	11,948	217,812
MFA Financial Inc.	60,945	225,496
New Residential Investment Corp.	41,958	388,531
PennyMac Mortgage Investment Trust	11,778	201,404
Redwood Trust Inc.	23,947	207,142
Starwood Property Trust Inc.	39,042	700,413
Two Harbors Investment Corp.	37,118	231,616

		4,118,216

Multi-Utilities — 0.4%
Avista Corp.	20,354	763,682
MDU Resources Group Inc.	27,330	681,610
Unitil Corp.	6,544	267,519

		1,712,811

Multiline Retail — 0.5%
Big Lots Inc.	5,944	307,126
Kohl’s Corp.	17,432	561,310
Macy’s Inc.	43,355	442,655
Nordstrom Inc.(b)	18,866	489,007

Security	Shares	Value

Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings Inc.(a)	5,385	$474,203

		2,274,301

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	38,210	257,535
Antero Resources Corp.(a)(b)	56,638	222,021
Apache Corp.	48,327	622,935
Cimarex Energy Co.	13,655	490,897
Clean Energy Fuels Corp.(a)	75,745	344,640
CNX Resources Corp.(a)	29,752	279,966
Delek U.S. Holdings Inc.	16,107	214,062
Diamondback Energy Inc.	17,506	699,540
EnLink Midstream LLC	67,159	248,488
EQT Corp.	32,882	489,284
Equitrans Midstream Corp.	39,372	321,276
HollyFrontier Corp.	15,414	360,533
Kosmos Energy Ltd.	138,194	243,221
Marathon Oil Corp.	112,179	664,100
Matador Resources Co.(a)	23,868	242,976
Murphy Oil Corp.	23,180	233,191
Ovintiv Inc.	40,486	516,601
Parsley Energy Inc., Class A	43,206	541,371
PDC Energy Inc.(a)	13,497	225,670
Plains GP Holdings LP, Class A	27,441	217,607
Range Resources Corp.	30,312	221,278
Renewable Energy Group Inc.(a)	5,389	312,993
Southwestern Energy Co.(a)(b)	82,546	256,718
Targa Resources Corp.	24,707	580,615
Texas Pacific Land Trust	506	308,620
World Fuel Services Corp.	10,648	302,616
WPX Energy Inc.(a)	41,522	295,637

		9,714,391

Paper & Forest Products — 0.3%
Boise Cascade Co.	14,692	635,429
Domtar Corp.	11,594	348,979
Louisiana-Pacific Corp.	12,378	423,699

		1,408,107

Personal Products — 0.4%
Coty Inc., Class A	40,937	294,337
Edgewell Personal Care Co.(a)	7,894	274,317
Herbalife Nutrition Ltd.(a)	10,784	516,661
Medifast Inc.	1,890	385,825
Nu Skin Enterprises Inc., Class A	5,763	296,852

		1,767,992

Pharmaceuticals — 0.9%
Axsome Therapeutics Inc.(a)	3,924	284,451
Cara Therapeutics Inc.(a)	13,211	193,805
Collegium Pharmaceutical Inc.(a)	10,687	197,603
Corcept Therapeutics Inc.(a)	12,967	293,573
Endo International PLC(a)	41,248	209,540
Intersect ENT Inc.(a)	11,974	229,063
Intra-Cellular Therapies Inc.(a)	10,711	253,208
Nektar Therapeutics(a)	21,103	345,878
Pacira BioSciences Inc.(a)	4,333	262,536
Prestige Consumer Healthcare Inc.(a)	5,790	205,950
Provention Bio Inc.(a)	14,695	220,278
Reata Pharmaceuticals Inc., Class A(a)(b)	3,159	482,537
Relmada Therapeutics Inc.(a)	6,071	215,885
Revance Therapeutics Inc.(a)	9,255	223,416
Theravance Biopharma Inc.(a)	12,052	199,943

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zogenix Inc.(a)	10,821	$231,894

		4,049,560

Professional Services — 1.5%
ASGN Inc.(a)	5,472	427,801
CoreLogic Inc.	8,000	620,000
Exponent Inc.	4,742	393,633
FTI Consulting Inc.(a)	5,437	570,994
Heidrick & Struggles International Inc.	8,569	223,651
Huron Consulting Group Inc.(a)	4,932	217,353
ICF International Inc.	4,680	338,972
Insperity Inc.	4,536	387,828
Kelly Services Inc., Class A, NVS	15,849	324,271
Kforce Inc.	5,279	216,703
Korn Ferry	10,781	431,671
ManpowerGroup Inc.	7,447	645,283
Nielsen Holdings PLC	45,923	742,575
TriNet Group Inc.(a)	7,089	531,675
TrueBlue Inc.(a)	25,043	478,321
Upwork Inc.(a)	9,746	318,889

		6,869,620

Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)	25,119	374,273
Howard Hughes Corp. (The)(a)	5,920	430,562
Jones Lang LaSalle Inc.	7,042	931,586
Kennedy-Wilson Holdings Inc.	23,957	382,833
Marcus & Millichap Inc.(a)	9,827	352,298
Realogy Holdings Corp.(a)	19,436	239,257
Redfin Corp.(a)(b)	9,444	452,273
St. Joe Co. (The)	7,446	245,792
Tejon Ranch Co.(a)	14,850	212,801

		3,621,675

Road & Rail — 0.7%
ArcBest Corp.	6,408	268,559
Avis Budget Group Inc.(a)	8,306	292,122
Landstar System Inc.	6,434	845,556
Ryder System Inc.	9,797	580,179
Saia Inc.(a)	2,468	430,765
Schneider National Inc., Class B	11,891	248,522
Werner Enterprises Inc.	8,478	339,035

		3,004,738

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries Inc.(a)(b)	4,460	430,212
Amkor Technology Inc.(a)	15,871	233,939
Brooks Automation Inc.	7,190	524,798
Cirrus Logic Inc.(a)	9,027	723,063
CMC Materials Inc.	2,440	376,443
Cree Inc.(a)	14,712	1,329,818
Entegris Inc.	15,299	1,416,993
First Solar Inc.(a)	10,613	991,573
FormFactor Inc.(a)	5,621	230,461
Ichor Holdings Ltd.(a)	7,871	251,085
Inphi Corp.(a)	5,683	881,604
Kulicke & Soffa Industries Inc.	13,376	407,299
Lattice Semiconductor Corp.(a)	14,797	619,254
MaxLinear Inc.(a)	7,961	248,781
MKS Instruments Inc.	4,056	559,647
Onto Innovation Inc.(a)	9,625	425,521
Power Integrations Inc.	7,642	545,562
Rambus Inc.(a)	18,617	292,659

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)	7,316	$493,611
Silicon Laboratories Inc.(a)	5,845	685,092
SunPower Corp.(a)	10,930	242,209
Synaptics Inc.(a)	4,073	316,757
Ultra Clean Holdings Inc.(a)	7,664	242,489
Universal Display Corp.	5,015	1,148,636
Veeco Instruments Inc.(a)	13,784	229,090

		13,846,596

Software — 6.5%
2U Inc.(a)(b)	8,343	269,562
8x8 Inc.(a)	14,069	278,144
ACI Worldwide Inc.(a)	22,638	737,546
Alarm.com Holdings Inc.(a)	3,568	270,847
Altair Engineering Inc., Class A(a)	5,520	297,528
Alteryx Inc., Class A(a)	6,191	741,929
Anaplan Inc.(a)	13,093	916,379
Appian Corp.(a)(b)	3,710	519,400
Aspen Technology Inc.(a)	8,245	1,108,540
Avaya Holdings Corp.(a)	14,980	278,778
Bill.Com Holdings Inc.(a)	6,297	772,705
Blackbaud Inc.	8,137	448,267
Blackline Inc.(a)	7,579	931,459
Bottomline Technologies DE Inc.(a)	5,159	235,457
Box Inc., Class A(a)	19,769	369,483
CDK Global Inc.	14,562	697,520
Cerence Inc.(a)	4,582	415,816
Cloudera Inc.(a)	22,723	265,405
CommVault Systems Inc.(a)	4,884	233,260
Cornerstone OnDemand Inc.(a)	5,151	227,417
Digital Turbine Inc.(a)	7,459	335,506
Elastic NV(a)	7,353	910,301
Envestnet Inc.(a)	6,622	531,482
Everbridge Inc.(a)(b)	4,146	526,293
FireEye Inc.(a)	23,137	347,749
Five9 Inc.(a)	8,200	1,272,640
LivePerson Inc.(a)	7,080	413,614
Manhattan Associates Inc.(a)	7,161	732,141
Medallia Inc.(a)(b)	8,974	314,000
MicroStrategy Inc., Class A(a)	1,019	349,283
Mimecast Ltd.(a)	9,942	447,191
MobileIron Inc.(a)	34,653	243,957
Model N Inc.(a)	6,746	232,467
New Relic Inc.(a)	8,405	502,031
Nuance Communications Inc.(a)(b)	30,993	1,336,728
Nutanix Inc., Class A(a)	24,500	671,055
Paylocity Holding Corp.(a)	5,368	1,055,349
Pegasystems Inc.	3,016	394,734
Progress Software Corp.	9,503	381,070
Proofpoint Inc.(a)	6,062	627,356
PROS Holdings Inc.(a)	6,686	286,762
Q2 Holdings Inc.(a)	3,615	409,832
Qualys Inc.(a)	4,710	447,497
Rapid7 Inc.(a)	8,245	617,880
RealPage Inc.(a)(b)	5,558	383,446
SailPoint Technologies Holdings Inc.(a)(b)	10,621	494,514
Smartsheet Inc., Class A(a)	14,696	852,809
Sprout Social Inc., Class A(a)	5,110	262,552
SPS Commerce Inc.(a)	5,198	535,758
SVMK Inc.(a)	15,213	323,733
Tenable Holdings Inc.(a)	6,004	216,204

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Teradata Corp.(a)(b)	30,165	$661,518
Varonis Systems Inc.(a)	3,090	372,778
Verint Systems Inc.(a)	3,909	222,657
Workiva Inc.(a)	6,228	467,038
Xperi Holding Corp.	11,875	226,575
Yext Inc.(a)(b)	13,106	249,145
Zuora Inc., Class A(a)	17,579	200,225

		28,871,312

Specialty Retail — 2.8%
American Eagle Outfitters Inc.	24,779	445,774
Asbury Automotive Group Inc.(a)	2,523	284,519
AutoNation Inc.(a)	6,490	397,772
Bed Bath & Beyond Inc.	13,448	281,870
Boot Barn Holdings Inc.(a)	5,462	225,362
Five Below Inc.(a)	6,644	1,039,122
Floor & Decor Holdings Inc., Class A(a)	8,761	701,669
Foot Locker Inc.	12,972	485,153
GameStop Corp., Class A(a)	18,752	310,533
Gap Inc. (The)	36,638	767,933
Group 1 Automotive Inc.	2,255	267,917
Haverty Furniture Companies Inc.	7,656	208,396
Hibbett Sports Inc.(a)	5,384	221,605
L Brands Inc.	26,531	1,029,668
Lithia Motors Inc., Class A	3,093	894,805
MarineMax Inc.(a)	6,705	220,192
Monro Inc.	5,322	250,187
Murphy USA Inc.	4,295	550,619
National Vision Holdings Inc.(a)	10,071	431,140
ODP Corp. (The)	7,372	211,355
Rent-A-Center Inc./TX	9,390	317,570
RH(a)(b)	1,715	777,169
Sally Beauty Holdings Inc.(a)	21,188	243,662
Signet Jewelers Ltd.	8,045	243,683
Sleep Number Corp.(a)(b)	4,192	290,883
Urban Outfitters Inc.(a)	7,713	211,182
Williams-Sonoma Inc.	10,601	1,160,491
Zumiez Inc.(a)	6,402	237,450

		12,707,681

Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)	16,647	460,623
Pure Storage Inc., Class A(a)	24,748	452,146
Xerox Holdings Corp.	27,153	594,379

		1,507,148

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.(a)	13,852	490,084
Carter’s Inc.	6,667	593,296
Columbia Sportswear Co.	6,240	511,243
Crocs Inc.(a)	9,311	548,325
Deckers Outdoor Corp.(a)	4,190	1,066,732
Hanesbrands Inc.	49,982	709,744
Kontoor Brands Inc.(a)	7,264	302,691
Levi Strauss & Co., Class A	18,766	345,107
Oxford Industries Inc.	3,847	214,624
PVH Corp.	10,315	819,939
Ralph Lauren Corp.	5,518	473,169
Skechers U.S.A. Inc., Class A(a)	6,351	212,568
Steven Madden Ltd.	10,120	318,476
Tapestry Inc.	31,635	895,903
Under Armour Inc., Class A(a)	22,354	370,406

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class C, NVS(a)	23,304	$339,073
Wolverine World Wide Inc.	14,824	427,821

		8,639,201

Thrifts & Mortgage Finance — 1.2%
Columbia Financial Inc.(a)	18,845	270,803
Essent Group Ltd.	7,306	320,441
Federal Agricultural Mortgage Corp., Class C, NVS	4,110	278,247
HomeStreet Inc.	10,401	336,472
Meta Financial Group Inc.	6,369	210,814
MGIC Investment Corp.	55,882	668,349
Mr Cooper Group Inc.(a)	12,236	326,212
New York Community Bancorp. Inc.	64,514	625,141
NMI Holdings Inc., Class A(a)	9,470	207,488
PennyMac Financial Services Inc.	8,056	464,348
Premier Financial Corp.	13,417	277,866
Provident Financial Services Inc.	15,368	240,816
Radian Group Inc.	15,683	296,095
TFS Financial Corp.	16,266	279,775
Washington Federal Inc.	8,852	206,871
WSFS Financial Corp.	5,930	226,111

		5,235,849

Trading Companies & Distributors — 1.2%
Air Lease Corp.	10,954	400,588
Applied Industrial Technologies Inc.	2,837	222,506
Beacon Roofing Supply Inc.(a)	8,065	293,485
BMC Stock Holdings Inc.(a)	4,605	225,369
GATX Corp.	5,991	477,842
GMS Inc.(a)	6,923	216,205
Herc Holdings Inc.(a)	3,814	218,466
MSC Industrial Direct Co. Inc., Class A	3,183	265,207
Rush Enterprises Inc., Class A	6,214	238,183
SiteOne Landscape Supply Inc.(a)(b)	6,448	890,469
Triton International Ltd.	11,492	520,128
Univar Solutions Inc.(a)	11,448	204,919
Watsco Inc.	2,290	520,654
WESCO International Inc.(a)	8,790	573,284

		5,267,305

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	12,088	391,047

Water Utilities — 0.2%
American States Water Co.	6,930	511,573
California Water Service Group	4,548	225,035
SJW Group	3,700	242,720

		979,328

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)	15,250	215,787
Shenandoah Telecommunications Co.	6,404	284,594
Telephone and Data Systems Inc.	11,516	218,574

		718,955

Total Common Stocks — 99.9% (Cost: $369,746,799)		445,364,726

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	21,630,780	21,643,758

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	860,000	$860,000

		22,503,758

Total Short-Term Investments — 5.0% (Cost: $22,500,452)		22,503,758

Total Investments in Securities — 104.9% (Cost: $392,247,251)		467,868,484

Other Assets, Less Liabilities — (4.9)%		(21,984,378)

Net Assets — 100.0%		$445,884,106

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,849,687	$7,800,697	(a)	$—	$(2,003)	$(4,623)	$21,643,758	21,630,780	$26,295	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	500,000	(a)	—	—	—	860,000	860,000	129		—

					$(2,003)	$(4,623)	$22,503,758		$26,424		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$445,361,649	$—	$3,077	$445,364,726
Money Market Funds	22,503,758	—	—	22,503,758

	$467,865,407	$—	$3,077	$467,868,484

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares